ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Trade and other current payables [abstract]
Accounts payable	$ 182,307	$ 1,246,384
Accrued liabilities	25,000	158,177
Total accounts payable and accrued liabilities	$ 207,307	$ 1,404,561